Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of changes in right-of-use assets

	2021			2020
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
Balance - January 1	396.1	611.9	1,008.0	385.4	635.2	1,020.6
Additions	44.0	92.0	136.0	81.5	100.6	182.1
Disposals	(41.2)	(19.8)	(61.0)	(3.1)	(19.9)	(23.0)
Depreciation(2)	(68.3)	(113.0)	(181.3)	(68.9)	(118.0)	(186.9)
Acquisitions of subsidiaries (note 23)	0.9	14.1	15.0	—	20.1	20.1
Deconsolidation of subsidiaries (note 23)	(1.4)	(146.7)	(148.1)	—	—	—
Foreign exchange effect and other	(1.3)	(7.5)	(8.8)	1.2	(6.1)	(4.9)
Balance - December 31 (note 13)	328.8	431.0	759.8	396.1	611.9	1,008.0
(1)	Includes the Life insurance and Run-off reporting segment and Corporate and Other.

(2)Recorded in operating expenses and other expenses in the consolidated statement of earnings.

Disclosure of maturity analysis of operating lease payments

	December 31, 2021			December 31, 2020
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
One year or less	77.4	173.6	251.0	78.7	212.9	291.6
One to two years	67.6	148.1	215.7	72.5	179.6	252.1
Two to three years	58.6	129.8	188.4	64.3	152.0	216.3
Three to four years	52.0	115.4	167.4	56.5	128.7	185.2
Four to five years	45.1	96.3	141.4	50.6	110.6	161.2
More than five years	142.8	249.6	392.4	213.4	373.0	586.4
Lease liabilities, undiscounted	443.5	912.8	1,356.3	536.0	1,156.8	1,692.8
Lease liabilities, discounted (note 14)	384.2	756.5	1,140.7	456.8	995.3	1,452.1
Weighted average incremental borrowing rate	3.8%	4.5%	4.3%	4.2%	4.5%	4.4%

(1)	Includes the Life insurance and Run-off reporting segment and Corporate and Other.

Disclosure of maturity analysis of finance lease payments receivable

	December 31, 2021			December 31, 2020
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
One year or less	2.5	62.0	64.5	1.8	65.4	67.2
One to two years	2.3	53.0	55.3	1.8	59.3	61.1
Two to three years	1.3	44.7	46.0	1.6	49.6	51.2
Three to four years	1.0	39.3	40.3	0.7	42.0	42.7
Four to five years	1.0	33.3	34.3	0.7	35.6	36.3
More than five years	2.8	64.5	67.3	3.4	90.5	93.9
Finance lease receivables, undiscounted	10.9	296.8	307.7	10.0	342.4	352.4
Unearned finance income	1.5	40.1	41.6	1.5	45.5	47.0
Finance lease receivables (note 13)	9.4	256.7	266.1	8.5	296.9	305.4

(1)Includes the Life insurance and Run-off reporting segment and Corporate and Other.